Average Annual Total Returns{- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Mid-Cap Stock Fund K PRO-09 - Fidelity Mid-Cap Stock Fund	Class K Return Before Taxes Past 1 year	Class K Return Before Taxes Past 5 years	Class K Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	28.74%	14.91%	14.42%	24.76%	13.09%	14.20%